Fair Value of Certain Financial Assets and Liabilities and Other Financial Instruments (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Carrying (Reported) Amount, Fair Value Disclosure
Financial assets
Mortgage notes	$ 55
Other notes receivable		11
Financial liabilities
Senior notes	3,093	3,411
Exchangeable Senior Debentures	1,156	1,123
Credit facility	58
Mortgage debt and other, net of capital leases	1,110	1,302
Portion at Fair Value, Fair Value Disclosure
Financial assets
Mortgage notes	77
Other notes receivable		11
Financial liabilities
Senior notes	3,200	3,473
Exchangeable Senior Debentures	1,471	1,246
Credit facility	58
Mortgage debt and other, net of capital leases	$ 1,107	$ 1,269